OTHER EXPENSES (Tables)	3 Months Ended
Mar. 31, 2016
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 11 – Other expenses:
a.	Impairments, restructuring and others consisted of the following:

		Three months ended
		March 31,
		2016	2015

		U.S. $ in millions

	Contingent consideration	$51	$244
	Acquisition expenses	24	1
	Restructuring expenses	19	3
	Impairments of long-lived assets	13	65
	Integration expenses	13	-
	Other	(1)	(14)

	Total	$119	$299